Fair value measurements	12 Months Ended
Mar. 31, 2011
Fair value measurements [Abstract]
Fair value measurements

13.	Fair value measurements

As discussed in Note 2, assets and liabilities subject to the accounting guidance for fair value measurements held by Sony are classified and accounted for as described below.

(1)	Assets and liabilities that are measured at fair value on a recurring basis:

The following section describes the valuation techniques used by Sony to measure different financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified.

Trading securities, available-for-sale securities and other investments

Where quoted prices are available in an active market, securities are classified in level 1 of the fair value hierarchy. Level 1 securities include exchange-traded equities. If quoted market prices are not available for the specific security or the market is inactive, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows and mainly classified in level 2 of the hierarchy. Level 2 securities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, such as the majority of government bonds and corporate bonds. In certain cases where there is limited activity or less transparency around inputs to the valuation, securities are classified within level 3 of the fair value hierarchy. Level 3 securities do not have actively traded quotes at the balance sheet date and require the use of unobservable inputs, such as indicative quotes from dealers and qualitative input from investment advisors, to value these securities. Level 3 assets include financial instruments whose value is determined using pricing models, discounted cash flow techniques, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation of assumptions that market participants would use in pricing the asset. Level 3 securities primarily include certain private equity investments and certain hybrid financial instruments not classified within level 1 or 2.

Derivatives

Exchange-traded derivatives valued using quoted prices are classified within level 1 of the fair value hierarchy. However, few classes of derivative contracts are listed on an exchange; thus, the majority of Sony’s derivative positions are valued using internally developed models that use as their basis readily observable market parameters — i.e., parameters that are actively quoted and can be validated to external sources, including industry pricing services. Depending on the types and contractual terms of derivatives, fair value can be modeled using a series of techniques, such as the Black-Scholes option pricing model, which are consistently applied. Where derivative products have been established for some time, Sony uses models that are widely accepted in the financial services industry. These models reflect the contractual terms of the derivatives, including the period to maturity, and market-based parameters such as interest rates, volatility, and the credit rating of the counterparty. Further, many of these models do not contain a high level of subjectivity as the techniques used in the models do not require significant judgment, and inputs to the model are readily observable from actively quoted markets. Such instruments are generally classified within level 2 of the fair value hierarchy.

In determining the fair value of Sony’s interest rate swap derivatives, Sony uses the present value of expected cash flows based on market observable interest rate yield curves commensurate with the term of each instrument. For foreign currency derivatives, Sony’s approach is to use forward contract and option valuation models employing market observable inputs, such as spot currency rates, time value and option volatilities. These derivatives are classified within level 2 since Sony primarily uses observable inputs in its valuation of its derivative assets and liabilities.

The fair value of Sony’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2010 and 2011 are as follows:

	Yen in millions
	March 31, 2010
	Level 1	Level 2	Level 3	Total

Assets:
Trading securities	180,414	172,939	—	353,353
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,290,824	—	1,290,824
Japanese local government bonds	—	28,842	—	28,842
Japanese corporate bonds	4,937	358,187	1,097	364,221
Foreign corporate bonds	—	261,896	17,433	279,329
Other	365	10,736	—	11,101
Equity securities	160,128	6,682	3,936	170,746
Other investments*[1]	5,377	38	69,672	75,087
Derivative assets*[2]	—	23,796	—	23,796

Total assets	351,221	2,153,940	92,138	2,597,299

Liabilities:
Derivative liabilities*[2]	—	48,599	—	48,599

Total liabilities	—	48,599	—	48,599

	Yen in millions
	March 31, 2011
	Level 1	Level 2	Level 3	Total

Assets:
Trading securities	189,320	186,482	—	375,802
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,143,765	—	1,143,765
Japanese local government bonds	—	22,965	—	22,965
Japanese corporate bonds	—	329,057	4,581	333,638
Foreign corporate bonds	—	306,070	20,050	326,120
Other	—	7,933	—	7,933
Equity securities	141,408	4,667	3,968	150,043
Other investments*[1]	5,459	51	70,058	75,568
Derivative assets*[2]	—	15,110	—	15,110

Total assets	336,187	2,016,100	98,657	2,450,944

Liabilities:
Derivative liabilities*[2]	—	33,759	—	33,759

Total liabilities	—	33,759	—	33,759

*1	Other investments include certain private equity investments and certain hybrid financial instruments.

*2	Derivative assets and liabilities are recognized and disclosed on a gross basis.

There were no significant transfers between levels 1 and 2 for the fiscal years ended March 31, 2010 and 2011.

The changes in fair value of level 3 assets and liabilities for the fiscal years ended March 31, 2010 and 2011 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2010
	Assets
		Available-for-sale securities
		Debt securities
		Japanese	Foreign
	Trading	corporate	corporate	Equity	Other	Derivative
	securities	bonds	bonds	securities	investments	assets

Beginning balance	3,003	7,630	51,798	3,562	59,781	—
Total realized and unrealized gains (losses):
Included in earnings*[1]	181	(260)	(404)	(2)	6,288	(69)
Included in other comprehensive income (loss)	—	—	1,818	374	2,781	—
Purchases, issuances, sales and settlements	(562)	(5,660)	(4,247)	2	822	(186)
Transfers in and/or out of level 3*[2]*[3]	(2,622)	(613)	(31,532)	—	—	255

Ending balance	—	1,097	17,433	3,936	69,672	—

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*[1]	—	—	(40)	—	6,726	—

	Yen in millions
	Fiscal year ended March 31, 2011
	Assets
	Available-for-sale securities
	Debt securities
	Japanese	Foreign
	corporate	corporate	Equity	Other
	bonds	bonds	securities	investments

Beginning balance	1,097	17,433	3,936	69,672
Total realized and unrealized gains (losses):
Included in earnings*[1]	(13)	(224)	—	(3,332)
Included in other comprehensive income (loss)	(18)	(842)	32	2,606
Purchases, issuances, sales and settlements	3,515	8,251	—	1,112
Transfers in and/or out of level 3*[2]	—	(4,568)	—	—

Ending balance	4,581	20,050	3,968	70,058

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*[1]	(2)	10	—	(3,779)

*1	Earning effects are included in financial services revenue in the consolidated statements of income.

*2	Transfers into or out of level 3 are reported as the value as of the beginning of the period in which the transfer occurs.

*3	Certain corporate bonds were transferred into level 2 because the ability to corroborate significant inputs with market observable data became possible due to a significant recovery in credit markets.

(2)	Assets and liabilities that are measured at fair value on a nonrecurring basis:

Sony also has assets and liabilities that are required to be recorded at fair value on a nonrecurring basis when certain circumstances occur. Disclosures for nonfinancial assets and liabilities that are measured at fair value, but are recognized and disclosed at fair value on a nonrecurring basis, are required from April 1, 2009. During the fiscal years ended March 31, 2010 and 2011, such measurements of fair value related primarily to the impairments of long-lived assets and the remeasurement of the previously owned equity interest as part of the Game Show Network acquisition. Refer to Note 24.

Long-lived assets impairments

Long-lived assets are measured at the lesser of carrying value or fair value if such assets are held for sale or when there is a determination that the asset is impaired. During the fiscal years ended March 31, 2010 and 2011, Sony recorded impairment losses of 53,304 million yen and 23,735 million yen related to long-lived assets with carrying values prior to impairment of 58,598 million yen and 27,513 million yen; the fair value of the long-lived assets after impairments was 5,294 million yen and 3,778 million yen, respectively. Sony’s determination of fair value was based on the comparable market values or estimated net cash flows which considered prices and other relevant information generated by market transactions involving comparable assets or cash flow projections based upon the most recent business plan. These measurements are classified as level 3 because significant unobservable inputs, such as the conditions of the assets or projections of future cash flows, were considered in the fair value measurements.

Remeasurement of previously owned equity interest

Regarding the remeasurement to fair value of the previously owned equity interest as part of the Game Show Network acquisition for the fiscal year ended March 31, 2011, which was classified as level 3 because of significant unobservable inputs, such as projections of future cash flows and market comparables of similar transactions and companies.

(3)	Financial instruments:

The estimated fair values of Sony’s financial instruments are summarized as follows. The following summary excludes cash and cash equivalents, call loans, time deposits, notes and accounts receivable, trade, call money, short-term borrowings, notes and accounts payable, trade and deposits from customers in the banking business because the carrying values of these financial instruments approximated their fair values due to their short-term nature. The summary also excludes debt and equity securities which are disclosed in Note 7.

	Yen in millions
	March 31, 2010		March 31, 2011
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value

Long-term debt including the current portion	1,160,029	1,168,354	921,849	928,820
Investment contracts included in policyholders’ account in the life insurance business	306,625	307,656	322,649	320,036
Housing loans in the banking business	555,105	612,830	656,047	714,985

The fair values of long-term debt including the current portion and investment contracts included in policyholders’ account in the life insurance business were estimated based on either the market value or the discounted future cash flows using Sony’s current incremental borrowing rates for similar liabilities. The fair values of housing loans in the banking business, included in securities investments and other in the consolidated balance sheets, were estimated based on the discounted future cash flows using interest rates reflecting London InterBank Offered Rate base yield curve with a certain risk premium.